Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 92.1%	Shares	Value
Australia - 4.0%
BHP Group Ltd., Sponsored ADR(a)	102,971	$6,876,403
CSL Ltd.	30,470	6,317,100
Woodside Petroleum Ltd.	402,106	7,463,725
Canada - 3.3%
Enbridge, Inc.	202,417	6,801,211
Great-West Lifeco, Inc.	430,252	9,824,718
Denmark - 1.3%
Novo Nordisk A/S, Sponsored ADR	94,870	6,602,952
France - 9.5%
Air Liquide S.A.	36,536	5,975,345
AXA S.A.	448,178	9,929,085
BNP Paribas S.A.*	201,028	9,640,421
Dassault Systemes SE	21,133	4,218,637
Kering S.A.	8,966	5,884,677
L'Oreal S.A.	15,528	5,462,747
TOTAL S.A.	177,715	7,490,396
Germany - 9.7%
Allianz SE, Unsponsored ADR	385,967	8,734,433
BASF SE	76,287	5,895,929
Continental AG	47,734	6,680,557
Fresenius SE & Co. KGaA	168,701	7,512,706
Muenchener Rueckversicherungs-Gesellschaft AG	21,958	5,822,333
SAP SE, Sponsored ADR(a)	46,454	5,862,495
Siemens AG	43,145	6,684,885
Siemens Energy AG*	68,640	2,547,251
Hong Kong - 0.8%
AAC Technologies Holdings, Inc.	781,992	4,240,366
Ireland - 2.4%
Kerry Group PLC, Class A	44,548	6,045,472
Ryanair Holdings PLC, Sponsored ADR*	64,004	6,084,860
Japan - 14.9%
Astellas Pharma, Inc.	479,992	7,791,247
FANUC Corp.	18,966	4,951,440
JGC Holdings Corp.	594,493	6,735,544
Komatsu Ltd.	272,094	7,455,241
Kubota Corp.	338,651	7,440,554
Nitto Denko Corp.	96,911	8,784,254
ORIX Corp.	616,923	9,899,080
Pan Pacific International Holdings Corp.	288,541	6,479,424
SYSMEX Corp.	46,371	5,409,752
Tokyo Electron Ltd.	29,157	11,087,033
Mexico - 4.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O*	2,682,256	13,359,595
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR(a)	278,204	7,951,070
Norway - 2.0%
DNB ASA*	531,642	10,350,260
Singapore - 3.0%
Singapore Telecommunications Ltd.	2,880,925	5,103,692
United Overseas Bank Ltd.	583,202	10,246,753
South Africa - 2.0%
MTN Group Ltd.	2,415,270	9,964,325
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	2,055,908	9,380,515
Sweden - 3.0%
Essity AB, Class B	204,700	6,538,288
Sandvik AB	347,350	8,650,792
Switzerland - 9.3%
ABB Ltd.	228,838	6,749,896
Adecco Group AG	118,759	7,418,322
Coca-Cola HBC AG	277,556	8,194,154
Givaudan S.A.	1,356	5,463,014
Nestle S.A., Sponsored ADR	57,398	6,445,795
Novartis AG, Sponsored ADR	73,166	6,619,328
Roche Holding AG	18,324	6,323,834
Taiwan - 2.8%
Largan Precision Co. Ltd.	65,500	6,855,923
MediaTek, Inc.	233,930	7,306,493
Turkey - 0.9%
Tupras Turkiye Petrol Rafinerileri AS	342,061	4,624,229
United Kingdom - 12.4%
British American Tobacco PLC	184,845	6,716,848
Compass Group PLC*	435,819	7,784,908
Diageo PLC, Sponsored ADR	49,780	7,978,241
Next PLC*	81,763	8,632,002
Prudential PLC, Sponsored ADR(a)	274,975	8,782,702
Reckitt Benckiser Group PLC	70,017	5,935,907
Royal Dutch Shell PLC, Class B, Sponsored ADR	284,581	9,929,031
WPP PLC	719,503	7,518,503
United States - 4.8%
Aflac, Inc.	237,121	10,713,127
Credicorp Ltd.	42,393	6,372,940
Mettler-Toledo International, Inc.*	6,535	7,633,533
Total common stocks (cost $288,737,736)		470,176,293

PREFERRED STOCKS - 4.7%
Colombia - 1.8%
Bancolombia S.A., Sponsored ADR	253,540	8,922,073
Germany - 2.9%
Henkel AG & Co. KGaA, Sponsored ADR(a)	272,585	7,084,484
Volkswagen AG	41,969	7,934,256
Total preferred stocks (cost $13,840,753)		23,940,813

MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 0.04%#	14,083,367	14,083,367
Total money market funds (cost $14,083,367)		14,083,367
Total investment portfolio (cost $316,661,856) - 99.6%		508,200,473
Other assets in excess of liabilities - 0.4%		1,999,829
Total net assets - 100.0%		$510,200,302

ADR - American Depositary Receipt
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $13,281,214 or 2.6% of net assets as of the date of this report.
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:

	Level 1	Level 2
Common stocks:
Australia	$6,876,403	$13,780,825
Canada	16,625,929	-
Denmark	6,602,952	-
France	-	48,601,308
Germany	14,596,928	35,143,661
Hong Kong	-	4,240,366
Ireland	6,084,860	6,045,472
Japan	-	76,033,569
Mexico	21,310,665	-
Norway	-	10,350,260
Singapore	-	15,350,445
South Africa	-	9,964,325
Spain	-	9,380,515
Sweden	-	15,189,080
Switzerland	13,065,123	34,149,220
Taiwan	-	14,162,416
Turkey	-	4,624,229
United Kingdom	26,689,974	36,588,168
United States	24,719,600	-
Preferred stocks:
Colombia	8,922,073	-
Germany	7,084,484	7,934,256
Money market funds	14,083,367	-
Total investment portfolio	$166,662,358	$341,538,115

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.